Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2016	2015
	(In thousands)
Maturities January 2017 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.93%	$20,355	$––
Cash Management advances maturities January 2017 through March 2017 at floating rates averaging 0.74%	19,500	––
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.80%	––	26,530
	$39,855	$26,530

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2016 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2017	$39,634
2018	110
2019	40
2020	17
2021	17
Thereafter	37

$39,855

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2016	2015
	(Dollars in thousands)

Balance outstanding at year end	$9,393	$5,691
Average daily balance during the year	$11,058	$9,769
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$14,200	$12,934
Weighted-average interest rate at year end	0.12%	0.12%

Schedule of Repurchase Agreements
The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)
	Overnight and			Greater than 90
December 31, 2016	Continuous	Up to 30 Days	30-90 Days	Days	Total

Repurchase Agreements
U.S government agencies	$9,393	$––	$––	$––	$9,393
Total	$9,393	$––	$––	$––	$9,393

	(In thousands)
	Overnight and			Greater than 90
December 31, 2015	Continuous	Up to 30 Days	30-90 Days	Days	Total

Repurchase Agreements
U.S. government agencies	$1,622	$––	$––	$––	$1,622
State and political subdivisions	4,069	––	––	––	4,069
Total	$5,691	$––	$––	$––	$5,691